Impairment (Impairment Reversal) of Mineral Stream Interests - Schedule of Impairment (Reversal) of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment (impairment reversal) of mineral stream interests	$ (8,611)	$ (156,717)	[1]
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment (impairment reversal) of mineral stream interests		(157,000)
Keno Hill [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment (impairment reversal) of mineral stream interests	(10,300)
Silver interests [member] | Other silver interests [member] | Keno Hill [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment (impairment reversal) of mineral stream interests	(10,330)	0
Gold Interests [member] | Other Gold Interests [member] | 777 [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment (impairment reversal) of mineral stream interests	1,719	0
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment (impairment reversal) of mineral stream interests	$ 0	$ (156,717)

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.